Portfolio of Investments – as of September 30, 2024 (Unaudited)
Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks — 96.4% of Net Assets
	Belgium — 0.9%
129,940	KBC Group NV	$10,337,763
	Canada — 2.7%
182,751	Canadian Pacific Kansas City Ltd.	15,632,520
171,854	Shopify, Inc., Class A(a)	13,772,380
		29,404,900
	Denmark — 4.3%
279,274	Novo Nordisk AS, Class B	33,125,114
634,293	Vestas Wind Systems AS(a)	13,956,784
		47,081,898
	France — 3.7%
78,711	Air Liquide SA	15,199,879
455,086	Credit Agricole SA	6,959,572
78,952	EssilorLuxottica SA	18,705,637
		40,865,088
	Germany — 4.2%
92,604	SAP SE	21,181,544
177,540	Symrise AG	24,569,653
		45,751,197
	Hong Kong — 1.1%
1,388,211	AIA Group Ltd.	12,123,049
	Ireland — 1.6%
47,818	Accenture PLC, Class A	16,902,707
	Japan — 3.2%
723,503	Sekisui House Ltd.	20,088,557
761,676	Terumo Corp.	14,429,560
		34,518,117
	Netherlands — 3.9%
15,235	Adyen NV(a)	23,852,202
22,669	ASML Holding NV	18,857,431
		42,709,633
	Spain — 3.1%
2,177,364	Iberdrola SA	33,660,140
	Taiwan — 3.1%
193,430	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	33,592,988
	United Kingdom — 3.9%
66,893	AstraZeneca PLC	10,421,020
3,767,971	Legal & General Group PLC	11,419,908
218,286	RELX PLC	10,306,661
165,251	Unilever PLC	10,726,199
		42,873,788
	United States — 60.7%
20,807	Adobe, Inc.(a)	10,773,448
29,164	Advanced Drainage Systems, Inc.	4,583,414
Shares	Description	Value (†)
	United States — continued
98,141	AGCO Corp.	$9,604,078
136,279	American Water Works Co., Inc.	19,929,441
226,487	Aptiv PLC(a)	16,309,329
247,167	Ball Corp.	16,785,111
117,913	Danaher Corp.	32,782,172
579,898	eBay, Inc.	37,757,159
163,917	Ecolab, Inc.	41,852,928
159,134	Edwards Lifesciences Corp.(a)	10,501,253
50,521	Eli Lilly & Co.	44,758,575
48,641	Enphase Energy, Inc.(a)	5,497,406
33,630	Intuitive Surgical, Inc.(a)	16,521,410
101,789	Mastercard, Inc., Class A	50,263,408
135,144	Microsoft Corp.	58,152,463
335,618	NextEra Energy, Inc.	28,369,790
449,822	NVIDIA Corp.	54,626,384
71,534	Palo Alto Networks, Inc.(a)	24,450,321
58,835	Roper Technologies, Inc.	32,738,147
40,322	Salesforce, Inc.	11,036,535
100,338	Smurfit WestRock PLC	5,014,412
67,255	Thermo Fisher Scientific, Inc.	41,601,925
88,316	Veralto Corp.	9,879,028
67,293	Visa, Inc., Class A	18,502,210
122,642	Waste Management, Inc.	25,460,479
59,513	Watts Water Technologies, Inc., Class A	12,330,498
158,534	Xylem, Inc.	21,406,846
		661,488,170
	Total Common Stocks (Identified Cost $824,154,065)	1,051,309,438

Principal Amount
Short-Term Investments — 1.9%
$20,068,418	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $20,070,090 on 10/01/2024 collateralized by $20,493,100 U.S. Treasury Note, 3.500% due 9/30/2026 valued at $20,469,984 including accrued interest(b) (Identified Cost $20,068,418)	20,068,418
	Total Investments — 98.3% (Identified Cost $844,222,483)	1,071,377,856
	Other assets less liabilities — 1.7%	18,870,346
	Net Assets — 100.0%	$1,090,248,202

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$ —	$10,337,763	$ —	$10,337,763
Denmark	—	47,081,898	—	47,081,898
France	—	40,865,088	—	40,865,088
Germany	—	45,751,197	—	45,751,197
Hong Kong	—	12,123,049	—	12,123,049
Japan	—	34,518,117	—	34,518,117
Netherlands	—	42,709,633	—	42,709,633
Spain	—	33,660,140	—	33,660,140
United Kingdom	—	42,873,788	—	42,873,788
All Other Common Stocks(a)	741,388,765	—	—	741,388,765
Total Common Stocks	741,388,765	309,920,673	—	1,051,309,438
Short-Term Investments	—	20,068,418	—	20,068,418
Total Investments	$741,388,765	$329,989,091	$—	$1,071,377,856

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2024 (Unaudited)
Software	14.5%
Semiconductors & Semiconductor Equipment	10.3
Financial Services	8.5
Pharmaceuticals	8.1
Chemicals	7.5
Life Sciences Tools & Services	6.8
Electric Utilities	5.7
Health Care Equipment & Supplies	5.5
Machinery	4.0
Broadline Retail	3.5
Commercial Services & Supplies	3.2
IT Services	2.9
Insurance	2.1
Containers & Packaging	2.1
Other Investments, less than 2% each	11.7
Short-Term Investments	1.9
Total Investments	98.3
Other assets less liabilities	1.7
Net Assets	100.0%

Currency Exposure Summary at September 30, 2024 (Unaudited)
United States Dollar	69.5%
Euro	16.8
Danish Krone	4.3
British Pound	3.4
Japanese Yen	3.2
Hong Kong Dollar	1.1
Total Investments	98.3
Other assets less liabilities	1.7
Net Assets	100.0%